Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of Provision of Services

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	1,071	623	1,185
Others	588	898	56
	1,659	1,521	1,241

Summary of Purchase of goods and services

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	—	—	87

Summary of Loans to/from Related Parties

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loans to Mr. Sizhen Wang:
- Loans advanced	5,000	—	—
- Loans repaid	(10,525)	—	—
- Interest charged	243	—	—
- Interest paid	(992)	—	—

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loans from Juventas Cell Therapy Ltd.:
- Loans advanced	35,000	—	—
- Loans repaid	(35,000)	—	—
- Interest charged	1,192	—	—
- Interest paid	(1,192)	—	—

Summary of Balances with Related Parties

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Edigene (Beijing) Inc.	214	597

	As of December 31,
	2020	2021
	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	—	3

(iii)Other payables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
FHP Holdings Ltd.	24	—

Summary of Compensations Paid or Payable to Key Management for Employee Services

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	5,034	8,112	10,238
Contributions to pension plans	125	107	156
Share-based compensation expenses	17,454	15,679	15,729
	22,613	23,898	26,123